Corporate Social Responsibility (CSR) expenditure (Details) ₨ in Thousands	12 Months Ended
Mar. 31, 2018 INR (₨)
Disclosure Of Service Concession Arrangements Explanatory [Line Items]
Expenses spent, corporate social responsibility	₨ 9,540
VIRRD Trust, Dwarakha Tirumala
Disclosure Of Service Concession Arrangements Explanatory [Line Items]
Expenses spent, corporate social responsibility	6,300
M/s Jateeya Vidya Seva Samithi
Disclosure Of Service Concession Arrangements Explanatory [Line Items]
Expenses spent, corporate social responsibility	2,500
Sri Hanuman Mani Education & Culture Trust
Disclosure Of Service Concession Arrangements Explanatory [Line Items]
Expenses spent, corporate social responsibility	₨ 740